Loans and Allowance for Loan Losses - Troubled Debt Restructuring Categorized by Loan (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Contract	Dec. 31, 2013 Contract
Financing Receivable, Modifications [Line Items]
Number of Contracts	10	12
Pre Modification Outstanding Recorded Investment	$ 2,370	$ 6,641
Post Modification Outstanding Recorded Investment, Net of Related Allowance	2,242	4,410
Residential 1-4 Family [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	6	6
Pre Modification Outstanding Recorded Investment	1,346	800
Post Modification Outstanding Recorded Investment, Net of Related Allowance	1,218	800
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	2	2
Pre Modification Outstanding Recorded Investment	1,020	5,522
Post Modification Outstanding Recorded Investment, Net of Related Allowance	1,020	3,291
Construction [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts		1
Pre Modification Outstanding Recorded Investment		282
Post Modification Outstanding Recorded Investment, Net of Related Allowance		282
Second Mortgages [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts		1
Pre Modification Outstanding Recorded Investment		24
Post Modification Outstanding Recorded Investment, Net of Related Allowance		24
Mortgage and Commercial Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	1
Pre Modification Outstanding Recorded Investment	3
Post Modification Outstanding Recorded Investment, Net of Related Allowance	3
Agricultural, Installment and Other [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	1	2
Pre Modification Outstanding Recorded Investment	1	13
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 1	$ 13